UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-09439

Strategic Partners Style Specific Funds

Exact name of registrant as specified in charter:

Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102
Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 800-225-1852

Date of fiscal year end: 7/31/2009

Date of reporting period: 1/31/2009

Item 1 – Reports to Stockholders

JANUARY 31, 2009	SEMIANNUAL REPORT

Jennison Conservative Growth Fund

FUND TYPE

Large-capitalization stock

OBJECTIVE

Seeks long-term capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Jennison, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 16, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Jennison Conservative Growth Fund

Jennison Conservative Growth Fund	1

Your Fund’s Performance

Fund objective

The Jennison Conservative Growth Fund, managed by Jennison Associates LLC (Jennison), has long-term capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L have a maximum initial sales charge of 5.50% and 5.75%, respectively. Gross annualized operating expenses: Class A, 1.50%; Class B, 2.20%; Class C, 2.20%; Class L, 1.70%; Class M, 2.20%; Class X, 2.20%. Net annualized operating expenses apply to: Class A, 1.45%; Class B, 2.20%; Class C, 2.20%; Class L, 1.70%; Class M, 2.20%; Class X, 2.20%, after contractual reduction through 11/30/2009 for Class A shares.

Cumulative Total Returns as of 1/31/09
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–30.10%	–33.25%	–21.69%	–41.04%
Class B	–30.50	–33.87	–24.60	–45.03
Class C	–30.50	–33.87	–24.60	–45.03
Class L	–30.32	–33.56	N/A	–32.85
Class M	–30.50	–33.87	N/A	–33.45
Class X	–30.50	–33.87	N/A	–33.45
Russell 1000® Growth Index[2]	–34.31	–36.44	–21.63	**
S&P 500 Index[3]	–33.96	–38.63	–19.52	***
Lipper Large-Cap Growth Funds Avg.[4]	–35.61	–37.83	–22.08	****

Average Annual Total Returns[5] as of 12/31/08
		One Year	Five Years	Since Inception[1]
Class A		–39.96%	–4.89%	–5.96%
Class B		–40.15	–4.70	–6.08
Class C		–37.55	–4.54	–6.08
Class L		–40.28	N/A	–21.71
Class M		–40.70	N/A	–21.38
Class X		–40.70	N/A	–21.38
Russell 1000® Growth Index[2]		–38.44	–3.42	**
S&P 500 Index[3]		–36.99	–2.19	***
Lipper Large-Cap Growth Funds Avg.[4]		–40.70	–3.72	****

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The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. Under certain circumstances, Class A shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class L, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, and Class C, 11/3/99; Class L, Class M, and Class X, 3/26/07.

2The Russell 1000 Growth Index contains those securities in the Russell 1000 Index with an above-average growth orientation. Companies in this index tend to exhibit higher price-to-book and price-to-earnings ratios, lower dividend yields, and higher forecasted growth rates.

3The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of 500 stocks of large U.S. public companies. It gives an indication of how stock prices in the United States have performed.

4The Lipper Large-Cap Growth Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Large-Cap Growth Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Class B, Class M, and Class X shares will automatically convert to Class A shares on a quarterly basis approximately seven years, eight years, and 10 years, respectively, after purchase. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 1000 Growth Index Closest Month-End to Inception cumulative total returns as of 1/31/09 are –46.25% for Class A, Class B, and Class C; and –35.25% for Class L, Class M, and Class X. Russell 1000 Growth Index Closest Month-End to Inception average annual total returns as of 12/31/08 are –6.04% for Class A, Class B, and Class C; and –19.76% for Class L, Class M, and Class X.

***S&P 500 Index Closest Month-End to Inception cumulative total returns as of 1/31/09 are –28.90% for Class A, Class B, and Class C; and –39.53% for Class L, Class M, and Class X. S&P 500 Index Closest Month-End to Inception average annual total returns as of 12/31/08 are –2.72% for Class A, Class B, and Class C; and –21.10% for Class L, Class M, and Class X.

****Lipper Large-Cap Growth Funds Average (Lipper Average) Closest Month-End to Inception cumulative total returns as of 1/31/09 are –36.75% for Class A, Class B, and Class C; and –35.92% for Class L, Class M, and Class X. Lipper Large-Cap Growth Funds Average (Lipper Average) Closest Month-End to Inception average annual total returns as of 12/31/08 are –4.75% for Class A, Class B, and Class C; and –20.47% for Class L, Class M, and Class X.

Jennison Conservative Growth Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Russell 1000 Growth Index and the S&P 500 Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 1000 Growth Index, the S&P 500 Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings—Combined Portfolios expressed as a percentage of net assets as of 1/31/09
Google, Inc. (Class A), Internet Software & Services	5.0%
Cisco Systems, Inc., Communications Equipment	4.1
Genentech, Inc., Biotechnology	4.0
Abbott Laboratories, Pharmaceuticals	3.9
Baxter International, Inc., Healthcare Equipment & Supplies	3.9

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/09
Communications Equipment	10.4%
Pharmaceuticals	8.4
Biotechnology	7.4
Healthcare Equipment & Supplies	6.6
Food & Staples Retailing	6.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2008, at the beginning of the period, and held through the six-month period ended January 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Jennison Conservative Growth Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Jennison Conservative Growth Fund		Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$699.00	1.50%	$6.42
	Hypothetical	$1,000.00	$1,017.64	1.50%	$7.63

Class B	Actual	$1,000.00	$695.00	2.20%	$9.40
	Hypothetical	$1,000.00	$1,014.12	2.20%	$11.17

Class C	Actual	$1,000.00	$695.00	2.20%	$9.40
	Hypothetical	$1,000.00	$1,014.12	2.20%	$11.17

Class L	Actual	$1,000.00	$696.80	1.70%	$7.27
	Hypothetical	$1,000.00	$1,016.64	1.70%	$8.64

Class M	Actual	$1,000.00	$695.00	2.20%	$9.40
	Hypothetical	$1,000.00	$1,014.12	2.20%	$11.17

Class X	Actual	$1,000.00	$695.00	2.20%	$9.40
	Hypothetical	$1,000.00	$1,014.12	2.20%	$11.17

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 93.7%
COMMON STOCKS

Aerospace & Defense 4.2%
40,900	Lockheed Martin Corp.	$3,355,436
106,600	Raytheon Co.	5,396,092

		8,751,528

Air Freight & Logistics 1.5%
112,100	Expeditors International of Washington, Inc.	3,117,501

Beverages 2.8%
118,100	PepsiCo, Inc.	5,932,163

Biotechnology 7.4%
101,613	Genentech, Inc.(a)	8,255,040
139,500	Gilead Sciences, Inc.(a)	7,082,415

		15,337,455

Capital Markets 5.6%
552,800	Charles Schwab Corp. (The)	7,512,552
15,905	Goldman Sachs Group, Inc. (The)	1,284,011
111,120	Lazard Ltd. (Class A)	2,944,680

		11,741,243

Chemicals 3.3%
89,108	Monsanto Co.	6,777,554

Communications Equipment 10.4%
563,442	Cisco Systems, Inc.(a)	8,434,727
191,600	QUALCOMM, Inc.	6,619,780
120,300	Research In Motion Ltd.(a)	6,664,620

		21,719,127

Computers & Peripherals 5.8%
56,900	Apple, Inc.(a)	5,128,397
202,300	Hewlett-Packard Co.	7,029,925

		12,158,322

Energy Equipment & Services 2.0%
100,779	Schlumberger Ltd.	4,112,791

See Notes to Financial Statements.

Jennison Conservative Growth Fund	7

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Food & Staples Retailing 6.4%
82,300	Costco Wholesale Corp.	$3,705,969
127,700	CVS Caremark Corp.	3,432,576
133,000	Wal-Mart Stores, Inc.	6,266,960

		13,405,505

Food Products 0.7%
169,600	Cadbury PLC (United Kingdom)	1,372,697

Healthcare Equipment & Supplies 6.6%
66,000	Alcon, Inc.	5,652,240
136,800	Baxter International, Inc.	8,023,320

		13,675,560

Healthcare Providers & Services 4.0%
159,400	Medco Health Solutions, Inc.(a)	7,161,842
42,300	UnitedHealth Group, Inc.	1,198,359

		8,360,201

Household Products 3.0%
97,500	Colgate-Palmolive Co.	6,341,400

Internet Software & Services 5.0%
30,700	Google, Inc. (Class A)(a)	10,392,871

IT Services 2.8%
1,100	Infosys Technologies Ltd., ADR (India)	29,216
115,500	Visa, Inc. (Class A)(b)	5,699,925

		5,729,141

Life Sciences, Tools & Services 2.2%
124,300	Thermo Fisher Scientific, Inc.(a)	4,466,099

Media 1.8%
184,200	Walt Disney Co. (The)	3,809,256

Oil, Gas & Consumable Fuels 3.6%
45,400	Occidental Petroleum Corp.	2,476,570
112,300	Southwestern Energy Co.(a)	3,554,295
37,900	XTO Energy, Inc.	1,405,711

		7,436,576

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Pharmaceuticals 8.4%
147,300	Abbott Laboratories	$8,166,312
27,200	Roche Holding AG, ADR (Switzerland)	954,992
146,600	Teva Pharmaceutical Industries Ltd., ADR (Israel)(b)	6,076,570
50,900	Wyeth	2,187,173

		17,385,047

Semiconductors & Semiconductor Equipment 0.4%
83,500	Applied Materials, Inc.	782,395
1,400	KLA-Tencor Corp.	28,056

		810,451

Software 4.3%
182,900	Adobe Systems, Inc.(a)	3,531,799
190,800	Microsoft Corp.	3,262,680
122,900	Oracle Corp.(a)	2,068,407

		8,862,886

Textiles, Apparel & Luxury Goods 1.5%
70,900	NIKE, Inc. (Class B)(b)	3,208,225

	Total long-term investments (cost $216,975,472)	194,903,599

SHORT-TERM INVESTMENT 11.9%

Affiliated Money Market Mutual Fund
24,668,618	Dryden Core Investment Fund - Taxable Money Market Series (cost $24,668,618; includes $15,052,094 of cash collateral received for securities on loan) (Note 3)(c)(d)	24,668,618

	Total Investments 105.6% (cost $241,644,090; Note 5)	219,572,217
	Liabilities in excess of other assets (5.6%)	(11,611,466)

	Net Assets 100.0%	$207,960,751

The following abbreviation is used in portfolio descriptions:

ADR—American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $14,834,873 cash collateral of $15,052,094 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investments LLC, the manager of the portfolio, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.

See Notes to Financial Statements.

Jennison Conservative Growth Fund	9

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Portfolio’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$219,572,217	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$219,572,217	—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008 and January 31, 2009, the Portfolio did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Notes to Financial Statements.

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The industry classification of long-term portfolio holdings, short-term investments and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2009 were as follows:

Affiliated Money Market Mutual Fund (including 7.2% of collateral received for securities on loan)	11.9%
Communications Equipment	10.4
Pharmaceuticals	8.4
Biotechnology	7.4
Healthcare Equipment & Supplies	6.6
Food & Staples Retailing	6.4
Computers & Peripherals	5.8
Capital Markets	5.6
Internet Software & Services	5.0
Software	4.3
Aerospace & Defense	4.2
Healthcare Providers & Services	4.0
Oil, Gas & Consumable Fuels	3.6
Chemicals	3.3
Household Products	3.0
Beverages	2.8
IT Services	2.8
Life Sciences, Tools & Services	2.2
Energy Equipment & Services	2.0
Media	1.8
Air Freight & Logistics	1.5
Textiles, Apparel & Luxury Goods	1.5
Food Products	0.7
Semiconductors & Semiconductor Equipment	0.4

105.6
Liabilities in excess of other assets	(5.6)

100.0%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	11

Statement of Assets and Liabilities

as of January 31, 2009 (Unaudited)

Assets
Investments, at value including securities on loan of $14,834,873:
Unaffiliated investments (cost $216,975,472)	$194,903,599
Affiliated investments (cost $24,668,618)	24,668,618
Cash	466,963
Receivable for investments sold	4,979,111
Dividends and Interest receivable	119,175
Foreign tax reclaim receivable	80,419
Receivable for Fund shares sold	21,356
Prepaid expenses	12,148

Total assets	225,251,389

Liabilities
Payable to broker for collateral for securities on loan	15,052,094
Payable for investments purchased	1,084,353
Accrued expenses	548,026
Payable for Fund shares reacquired	339,460
Management fee payable	126,261
Distribution fee payable	116,665
Affiliated transfer agent fee payable	14,100
Deferred trustees’ fees	9,679

Total liabilities	17,290,638

Net Assets	$207,960,751

Net assets were comprised of:
Shares of beneficial interest, at par	$43,591
Paid-in capital, in excess of par	359,446,805

359,490,396
Accumulated net investment loss	(891,330)
Accumulated net realized loss on investments	(128,566,442)
Net unrealized depreciation on investments	(22,071,873)

Net assets, January 31, 2009	$207,960,751

See Notes to Financial Statements.

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Class A
Net asset value and redemption price per share ($81,203,416 ÷ 16,346,335 shares of beneficial interest issued and outstanding)	$4.97
Maximum sales charge (5.50% of offering price)	0.29

Maximum offering price to public	$5.26

Class B
Net asset value, offering price and redemption price per share ($7,784,292 ÷ 1,698,203 shares of beneficial interest issued and outstanding)	$4.58

Class C
Net asset value, offering price and redemption price per share ($52,416,963 ÷ 11,439,836 shares of beneficial interest issued and outstanding)	$4.58

Class L
Net asset value, offering price and redemption price per share ($26,211,725 ÷ 5,301,846 shares of beneficial interest issued and outstanding)	$4.94

Class M
Net asset value, offering price and redemption price per share ($26,896,115 ÷ 5,869,482 shares of beneficial interest issued and outstanding)	$4.58

Class X
Net asset value, offering price and redemption price per share ($13,448,240 ÷ 2,935,033 shares of beneficial interest issued and outstanding)	$4.58

See Notes to Financial Statements.

Jennison Conservative Growth Fund	13

Statement of Operations

Six Months Ended January 31, 2009 (Unaudited)

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $6,179)	$1,356,534
Affiliated income from securities loaned, net	117,429
Affiliated dividend income	73,862

Total income	1,547,825

Expenses
Management fee	910,636
Distribution fee—Class A	117,928
Distribution fee—Class B	49,169
Distribution fee—Class C	329,930
Distribution fee—Class L	83,094
Distribution fee—Class M	194,732
Distribution fee—Class X	89,179
Transfer agent’s fees and expenses (including affiliated expense of $58,000) (Note 3)	509,000
Reports to shareholders	40,000
Registration fees	35,000
Custodian’s fees and expenses	30,000
Audit fee	11,000
Legal fees and expenses	11,000
Trustees’ fees	10,000
Insurance expenses	4,000
Miscellaneous	4,656

Total expenses	2,429,324

Net investment loss	(881,499)

Net Realized And Unrealized Gain (Loss) On Investment Transactions
Net realized loss on:
Investments	(44,004,665)
Foreign currency transactions	(11,137)

(44,015,802)

Net change in unrealized depreciation on investments	(53,049,363)

Net loss on investments	(97,065,165)

Net Decrease In Net Assets Resulting From Operations	$(97,946,664)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2009	Year Ended July 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment loss	$(881,499)	$(2,031,496)
Net realized gain (loss) on investments and foreign currency transactions	(44,015,802)	726,198
Net change in unrealized appreciation/(depreciation) on investments	(53,049,363)	(9,660,403)

Net decrease in net assets resulting from operations	(97,946,664)	(10,965,701)

Distributions from net realized gains:
Class A	—	(16,179,880)
Class B	—	(3,062,827)
Class C	—	(18,319,847)
Class L	—	(9,113,800)
Class M	—	(19,719,564)
Class X	—	(5,242,442)

	—	(71,638,360)

Fund share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	4,649,381	13,662,614
Net asset value of shares issued to shareholders in reinvestment of dividends	—	66,906,725
Cost of shares reacquired	(34,577,674)	(125,025,128)

Net increase (decrease) in net assets from Fund share transactions	(29,928,293)	(44,455,789)

Total decrease	(127,874,957)	(127,059,850)

Net Assets
Beginning of period	335,835,708	462,895,558

End of period	$207,960,751	$335,835,708

See Notes to Financial Statements.

Jennison Conservative Growth Fund	15

Notes to Financial Statements

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Jennison Conservative Growth Fund, and Dryden Small Capitalization Value Fund (formerly Strategic Partners Small Capitalization Value). These financial statements relate to Jennison Conservative Growth Fund (the “Fund”). The financial statements of the other funds are not presented herein.

The Fund’s investment objective is long-term capital appreciation through investment primarily in common stocks.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of the financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial

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condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. As of January 31, 2009, there were no securities whose values were adjusted in accordance with procedures approved by the Board of Trustees.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than 60 days are valued at current market quotations.

Repurchase Agreements: In connection with transactions in repurchase agreements with United States financial institutions, it is the Fund’s policy that its custodian or designated subcustodians under triparty repurchase agreements, as the case may be, take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rate of exchange prevailing on the respective dates of such transactions.

Jennison Conservative Growth Fund	17

Notes to Financial Statements

continued

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, these realized foreign currency gains or losses are included in the reported net realized gain or loss on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, currency gains or losses realized between the trade and settlement dates of security transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

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Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains or losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis. The Trust’s expenses are allocated to the respective funds on the basis of relative net assets except for expenses that are charged directly at the portfolio or class level.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services for the Fund and supervises the subadviser’s performance of such services. PI has entered into a subadvisory

Jennison Conservative Growth Fund	19

Notes to Financial Statements

continued

agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Fund. In connection therewith, Jennison is obligated to keep certain books and records of the Fund. PI pays for the services of Jennison, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI is computed daily and payable monthly at an annual rate of 0.70 of 1% of average daily net assets on the first $500 million, 0.65 of 1% of average daily net assets on the next $500 million and 0.60 of 1% of average daily net assets in excess of $1 billion. The effective management fee rate was 0.70 of 1% for the six months ended January 31, 2009.

The Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS for distributing and servicing the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to the Class A, B, C, L, M and X Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively. PIMS has contractually agreed to limit such expenses to 0.25 of 1% of the average daily net assets of the Class A shares for the six months ended January 31, 2009.

PIMS has advised the Fund that it received approximately $24,000 in front-end sales charges resulting from sales of Class A shares during the six months ended January 31, 2009. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Fund that for the six months ended January 31, 2009 that it received approximately $800, $15,800, $800, $32,700 and $5,700 in contingent deferred sales charges imposed upon redemptions by certain Class A, Class B, Class C, Class M and Class X shareholders, respectively.

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PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Fund’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers, including fees relating to the services of First Clearing, LLC (“First Clearing”), an affiliate of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the six months ended January 31, 2009, the Fund incurred approximately $63,600 in total networking fees of which $15,600 was paid to First Clearing. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the six months ended January 31, 2009, PIM has been compensated approximately $50,300 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended January 31, 2009, were $67,364,603 and $111,689,848, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$242,894,599	$14,783,087	$38,105,469	$(23,322,382)

Jennison Conservative Growth Fund	21

Notes to Financial Statements

continued

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

For federal income tax purposes, the Fund had a capital loss carryforward as of July 31, 2008 of approximately $76,100,000 of which $3,500,000 expires in 2009, $25,900,000 expires in 2010, $36,600,000 expires in 2011, $9,400,000 expires in 2012 and $700,000 expires in 2013. The Fund utilized $7,855,754 of its capital loss carryforward to offset net taxable gains realized in the fiscal year ended July 31, 2008. Accordingly, no capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such carryforward.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Fund offers Class A, Class B, Class C, Class L, Class M and Class X shares. Class A and L shares are subject to a maximum front-end sales charge of 5.50% and 5.75%, respectively. All investors who purchase Class A and L shares in the amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker-dealers affiliated with Prudential. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class C shares are sold with a CDSC of 1% during the first 12 months. Class M and X shares are sold with a contingent deferred sales charge which declines from 6% to zero depending on the period of time the shares are held. Class M and X shares will automatically convert to Class A shares on a quarterly basis approximately eight and ten years after purchase, respectively. The Trust has authorized an unlimited number of shares of beneficial interest at $.001 par value per share.

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Transactions in shares of beneficial interest during the six months ended January 31, 2009 were as follows:

Class A	Shares	Amount
Six months ended January 31, 2009:
Shares sold	501,749	$2,774,992
Shares reacquired	(2,228,300)	(12,618,862)

Net increase in shares outstanding before conversion	(1,726,551)	(9,843,870)
Shares issued upon conversion from Class B, M, X	1,924,076	10,979,750

Net increase (decrease) in shares outstanding	197,525	$1,135,880

Year ended July 31, 2008:
Shares sold	1,063,243	$8,455,608
Shares issued in connection with merger	1,982,388	15,260,013
Shares reacquired	(4,175,048)	(33,398,777)

Net increase in shares outstanding before conversion	(1,129,417)	(9,683,156)
Shares issued upon conversion from Class B	7,183,401	57,284,844

Net increase (decrease) in shares outstanding	6,053,984	$47,601,688

Class B
Six months ended January 31, 2009:
Shares sold	124,578	$650,992
Shares reacquired	(223,116)	(1,157,434)

Net decrease in shares outstanding before conversion	(98,538)	(506,442)
Shares redeemed upon conversion to Class A	(136,429)	(744,717)

Net increase (decrease) in shares outstanding	(234,967)	$(1,251,159)

Year ended July 31, 2008:
Shares sold	236,948	$1,792,907
Shares issued in connection with merger	405,552	2,907,095
Shares reacquired	(537,667)	(4,021,733)

Net decrease in shares outstanding before conversion	104,833	678,269
Shares redeemed upon conversion to Class A	(521,315)	(3,859,970)

Net increase (decrease) in shares outstanding	(416,482)	$(3,181,701)

Class C
Six months ended January 31, 2009:
Shares sold	178,340	$905,214
Shares reacquired	(1,693,470)	(8,795,321)

Net increase (decrease) in shares outstanding	(1,515,130)	$(7,890,107)

Year ended July 31, 2008:
Shares sold	311,220	$2,294,434
Shares issued in connection with merger	2,403,779	17,229,982
Shares reacquired	(3,570,820)	(26,808,803)

Net increase (decrease) in shares outstanding	(855,821)	$(7,284,387)

Jennison Conservative Growth Fund	23

Notes to Financial Statements

continued

Class L	Shares	Amount
Six months ended January 31, 2009:
Shares sold	24,742	$127,856
Shares reacquired	(841,407)	(4,830,197)

Net increase (decrease) in shares outstanding	(816,665)	$(4,702,341)

Year ended July 31, 2008:
Shares sold	45,413	$375,089
Shares issued in connection with merger	1,120,256	8,612,655
Shares reacquired	(2,145,015)	(17,392,592)

Net increase (decrease) in shares outstanding	(979,346)	$(8,404,848)

Class M
Six months ended January 31, 2009:
Shares sold	24,890	$124,485
Shares reacquired	(1,008,115)	(5,307,918)

Net increase in shares outstanding before conversion	(983,225)	(5,183,433)
Shares redeemed upon conversion to Class A	(1,624,082)	(8,605,641)

Net increase (decrease) in shares outstanding	(2,607,307)	$(13,789,074)

Year ended July 31, 2008:
Shares sold	77,115	$634,214
Shares issued in connection with merger	2,485,331	17,816,063
Shares reacquired	(4,520,993)	(34,606,166)

Net increase in shares outstanding before conversion	(1,958,547)	(16,155,889)
Shares redeemed upon conversion to Class A	(7,176,601)	(53,390,042)

Net increase (decrease) in shares outstanding	(9,135,148)	$(69,545,931)

Class X
Six months ended January 31, 2009:
Shares sold	13,786	$65,842
Shares reacquired	(357,242)	(1,867,942)

Net increase in shares outstanding before conversion	(343,456)	(1,802,100)
Shares redeemed upon conversion to Class A	(320,401)	(1,629,392)

Net increase (decrease) in shares outstanding	(663,857)	$(3,431,492)

Year ended July 31, 2008:
Shares sold	12,961	$110,362
Shares issued in connection with merger	708,812	5,080,917
Shares reacquired	(1,160,775)	(8,797,057)

Net increase in shares outstanding before conversion	(439,002)	(3,605,778)
Shares redeemed upon conversion to Class A	(5,263)	(34,832)

Net increase (decrease) in shares outstanding	(444,265)	$(3,640,610)

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Note 7. Borrowing

The Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA is incurred at contracted market rates and a commitment fee for the unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Funds renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Funds pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Funds paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions

Note 8. New Accounting Pronouncements

In March 2008, the FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (FAS 161). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Jennison Conservative Growth Fund	25

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.11

Income (loss) from investment operations:
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on investment transactions	(2.13)

Total from investment operations	(2.14)

Less Dividends
Distributions from net realized gains	—

Net asset value, end of period	$4.97

Total Return(a):	(30.10)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$81,203
Average net assets (000)	$93,576
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.45	%(g)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(g)
Net investment income (loss)	(.27	)%(g)
For Class A, B, C, L, M and X shares:
Portfolio turnover rate	26	%(h)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily net assets of the Class A shares.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Less than $.005 per share.
(f)	Less than 0.005%.
(g)	Annualized.
(h)	Not annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004(b)

$8.75	$7.76	$7.71	$6.81	$6.55

— (e)	.01	(.06)	(.01)	(.05)
(.21)	.98	.11	.91	.31

(.21)	.99	.05	.90	.26

(1.43)	—	—	—	—

$7.11	$8.75	$7.76	$7.71	$6.81

(3.60)%	12.76%	0.65%	13.22%	3.97%

$114,874	$88,377	$13,925	$18,614	$22,195
$108,116	$40,262	$16,620	$20,234	$24,075

1.28%	1.30%	1.63%	1.48%	1.43%
1.03%	1.05%	1.38%	1.23%	1.18%
— (f)	.08%	(.71)%	(.19)%	(.69)%

58%	198%	173%	69%	53%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	27

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.59

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	(1.98)

Total from investment operations	(2.01)

Less Dividends
Distributions from net realized gains	—

Net asset value, end of period	$4.58

Total Return(a):	(30.50)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$7,784
Average net assets (000)	$9,754
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.20	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(d)
Net investment loss	(1.01	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class B
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004(b)

$8.26	$7.38	$7.38	$6.58	$6.37

(.06)	(.08)	(.11)	(.06)	(.10)
(.18)	.96	.11	.86	.31

(.24)	.88	.00	.80	.21

(1.43)	—	—	—	—

$6.59	$8.26	$7.38	$7.38	$6.58

(4.24)%	11.92%	.00%	12.16%	3.30%

$12,737	$19,420	$18,787	$25,440	$30,055
$16,543	$18,153	$22,942	$27,444	$33,995

2.03%	2.19%	2.38%	2.23%	2.18%
1.03%	1.19%	1.38%	1.23%	1.18%
(.75)%	(.98)%	(1.45)%	(.93)%	(1.44)%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	29

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.59

Income (loss) from investment operations:
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	(1.98)

Total from investment operations	(2.01)

Less Dividends
Distributions from net realized gains	—

Net asset value, end of period	$4.58

Total Return(a):	(30.50)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$52,417
Average net assets (000)	$65,449
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.20	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(d)
Net investment loss	(1.01	)%(d)

(a)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

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Class C
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004(b)

$8.26	$7.38	$7.38	$6.58	$6.37

(.06)	(.06)	(.11)	(.06)	(.10)
(.18)	.94	.11	.86	.31

(.24)	.88	.00	.80	.21

(1.43)	—	—	—	—

$6.59	$8.26	$7.38	$7.38	$6.58

(4.24)%	11.92%	.00%	12.16%	3.30%

$85,318	$114,101	$27,128	$35,714	$45,695
$102,942	$62,313	$32,119	$40,132	$53,712

2.03%	2.06%	2.38%	2.23%	2.18%
1.03%	1.06%	1.38%	1.23%	1.18%
(.76)%	(.73)%	(1.45)%	(.92)%	(1.44)%

See Notes to Financial Statements.

Jennison Conservative Growth Fund	31

Financial Highlights

(Unaudited) continued

	Class L

	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.09

Income from investment operations
Net investment income	(.02)
Net realized and unrealized gain (loss) on investment transactions	(2.13)

Total from investment operations	(2.15)

Less Dividends
Distributions from net realized gains	—

Net asset value, end of period	$4.94

Total Return(d):	(30.32)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,212
Average net assets (000)	$32,968
Ratios to average net assets(f):
Expenses, including distribution and service (12b-1) fees	1.70	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(e)
Net investment income (loss)	(.51	)%(e)

(a)	Inception date of Class L shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Less than $.005 per share.
(d)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(e)	Annualized.
(f)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

32	Visit our website at www.jennisondryden.com

Class L
Year Ended July 31, 2008(b)	From March 26, 2007(a) through July 31, 2007(b)

$8.75	$8.73

(.02)	—	(c)
(.21)	.02

(.23)	.02

(1.43)	—

$7.09	$8.75

(3.85)%	.23%

$43,369	$62,087
$54,112	$68,505

1.53%	1.46	%(e)
1.03%	.96	%(e)
(.26)%	.01	%(e)

See Notes to Financial Statements.

Jennison Conservative Growth Fund	33

Financial Highlights

(Unaudited) continued

	Class M

	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.59

Income from investment operations
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	(1.98)

Total from investment operations	(2.01)

Less Dividends
Distributions from net realized gains	—

Net asset value, end of period	$4.58

Total Return(c):	(30.50)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$26,896
Average net assets (000)	$38,629
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.20	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(d)
Net investment loss	(1.01	)%(d)

(a)	Inception date of Class M shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

34	Visit our website at www.jennisondryden.com

Class M
Year Ended July 31, 2008(b)	From March 26, 2007(a) through July 31, 2007(b)

$8.26	$8.26

(.06)	(.02)
(.18)	.02

(.24)	.00

(1.43)	—

$6.59	$8.26

(4.24)%	.00%

$55,835	$145,507
$99,825	$169,827

2.03%	1.97	%(d)
1.03%	.97	%(d)
(.76)%	(.51	)%(d)

See Notes to Financial Statements.

Jennison Conservative Growth Fund	35

Financial Highlights

(Unaudited) continued

	Class X

	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.59

Income from investment operations
Net investment loss	(.03)
Net realized and unrealized gain (loss) on investment transactions	(1.98)

Total from investment operations	(2.01)

Less dividends
Distributions from net realized gains	—

Net asset value, end of period	$4.58

Total Return(c):	(30.50)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$13,448
Average net assets (000)	$17,691
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	2.20	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.20	%(d)
Net investment loss	(1.01	)%(d)

(a)	Inception date of Class X shares.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Annualized.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

36	Visit our website at www.jennisondryden.com

Class X
Year Ended July 31, 2008(b)	From March 26, 2007(a) through July 31, 2007(b)

$8.26	$8.26

(.06)	(.01)
(.18)	.01

(.24)	.00

(1.43)	—

$6.59	$8.26

(4.24)%	.00%

$23,702	$33,403
$29,456	$36,350

2.03%	1.97	%(d)
1.03%	.97	%(d)
(.76)%	.49	%(d)

See Notes to Financial Statements.

Jennison Conservative Growth Fund	37

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates, LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus for the Fund contains this and other information about the Fund. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudential.com/myaccess and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Jennison Conservative Growth Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Jennison Conservative Growth Fund
Share Class	A	B	C	L	M	X
NASDAQ	TBDAX	TBDBX	TBDCX	JCGLX	JCGMX	JCGRX
CUSIP	862934106	862934205	862934304	862934718	862934692	862934684

MF503E2    IFS-A162939    Ed. 03/2009

JANUARY 31, 2009	SEMIANNUAL REPORT

Dryden Small Cap Value Fund

FUND TYPE

Small-capitalization stock

OBJECTIVE

Seeks above-average capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Funds’ portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of January 31, 2009, were not audited and, accordingly, no auditor’s opinion is expressed on them.

JennisonDryden, Dryden, Prudential Financial and the Rock Prudential logo are registered service marks of The Prudential Insurance Company of America, Newark, NJ, and its affiliates.

March 16, 2009

Dear Shareholder:

On the following pages, you’ll find your Fund’s semiannual report, including a table showing fund performance over the first half of the fiscal year and for longer periods. The report also contains a listing of the Fund’s holdings at period-end. The semiannual report is an interim statement furnished between the Fund’s annual reports, which include an analysis of Fund performance over the fiscal year in addition to other data.

Mutual fund prices and returns will rise or fall over time, and asset managers tend to have periods when they perform better or worse than their long-term average. The best measures of a mutual fund’s quality are its return compared to that of similar investments and the variability of its return over the long term. We recommend that you review your portfolio regularly with your financial professional.

Thank you for choosing JennisonDryden Mutual Funds.

Sincerely,

Judy A. Rice, President

Dryden Small Cap Value Fund

Dryden Small Cap Value Fund	1

Your Fund’s Performance

Fund objective

The Dryden Small Cap Value Fund, managed by Quantitative Management Associates LLC (QMA), has above-average capital appreciation as its investment objective. There can be no assurance that the Fund will achieve its investment objective.

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Gross operating expenses: Class A, 1.66%; Class B, 2.36%; Class C, 2.36%; Class L, 1.86%; Class M, 1.61%; Class X, 1.61%. Net operating expenses apply to: Class A, 1.66%; Class B, 2.36%; Class C, 2.36%; Class L, 1.86%; Class M, 1.61%; Class X, 1.61%.

Cumulative Total Returns as of 1/31/09
	Six Months	One Year	Five Years	Since Inception[1]
Class A	–32.98%	–34.68%	–11.73%	69.79%
Class B	–33.11	–35.09	–14.86	58.71
Class C	–33.20	–35.17	–14.98	58.50
Class L	–33.02	–34.78	N/A	–32.83
Class M	–32.35	–34.18	N/A	–33.19
Class X	–32.45	–34.21	N/A	–33.08
Russell 2000 Value Index[2]	–35.72	–36.47	–16.03	**
Russell 2000 Index[3]	–37.38	–36.84	–18.70	***
Lipper Small-Cap Value Funds Avg.[4]	–36.73	–38.00	–16.47	****

Average Annual Total Returns[5] as of 12/31/08
		One Year	Five Years	Since Inception[1]
Class A		–30.72%	–0.52%	6.95%
Class B		–30.83	–0.26	6.81
Class C		–27.96	–0.14	6.81
Class L		–31.12	N/A	–8.95
Class M		–30.54	N/A	–7.97
Class X		–30.78	N/A	–8.17
Russell 2000 Value Index[2]		–28.92	0.27	**
Russell 2000 Index[3]		–33.79	–0.93	***
Lipper Small-Cap Value Funds Avg.[4]		–33.45	–0.90	****

2	Visit our website at www.jennisondryden.com

The cumulative total returns do not reflect the deduction of applicable sales charges. If reflected, the applicable sales charges would reduce the cumulative total returns performance quoted. Class A and Class L shares have a maximum initial sales charge of 5.50% and 5.75%, respectively. Class L shares are closed to most new purchases (with the exception of reinvested dividends and purchases by certain college savings plans). Class M and Class X shares are also closed to most new purchases (with the exception of reinvested dividends). Class L, Class M, and Class X shares are only exchangeable with Class L, Class M, and Class X shares, respectively, offered by the other JennisonDryden Funds. Under certain circumstances, Class A and Class L shares may be subject to a contingent deferred sales charge (CDSC) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively.

Source: Prudential Investments LLC and Lipper Inc. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of such fee waivers and/or expense reimbursements, total returns would be lower.

1Inception dates: Class A, Class B, Class C, 11/3/99; and Class L, Class M, Class X, 8/22/05.

2The Russell 2000 Value Index contains those securities in the Russell 2000 Index with a below-average growth orientation. Companies in this index generally have low price-to-book and price-to-earnings ratios, higher dividend yields, and lower forecasted growth values.

3The Russell 2000 Index is an unmanaged index of the 2,000 smallest U.S. companies included in the Russell 3000 Index. It gives an indication of how stock prices of smaller companies have performed.

4The Lipper Small-Cap Value Funds Average (Lipper Average) represents returns based on the average return of all funds in the Lipper Small-Cap Value Funds category for the periods noted. Funds in the Lipper Average invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) less than 250% of the dollar-weighted median of the smallest 500 of the middle 1,000 securities of the S&P SuperComposite 1500 Index.

5The average annual total returns take into account applicable sales charges. Class A, Class B, Class C, Class L, Class M, and Class X shares are subject to an annual distribution and service (12b-1) fee of up to 0.30%, 1.00%, 1.00%, 0.50%, 1.00%, and 1.00%, respectively. Class B, Class M, and Class X shares will automatically convert to Class A shares on a quarterly basis approximately seven years, eight years, and 10 years, respectively, after purchase. The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares.

**Russell 2000 Value Index Closest Month-End to Inception cumulative total returns as of 1/31/09 are 63.05% for Class A, Class B, and Class C; –31.79% for Class L, Class M, and Class X. Russell 2000 Value Index Closest Month-End to Inception average annual total returns as of 12/31/08 are 7.27% for Class A, Class B, and Class C; –6.62% for Class L, Class M, and Class X.

***Russell 2000 Index Closest Month-End to Inception cumulative total returns as of 1/31/09 are 16.46% for Class A, Class B, and Class C; –30.44% for Class L, Class M, and Class X. Russell 2000 Index Closest Month-End to Inception average annual total returns as of 12/31/08 are 2.99% for Class A, Class B, and Class C; –7.09% for Class L, Class M, and Class X.

****Lipper Average Closest Month-End to Inception cumulative total returns as of 1/31/09 are 57.93% for Class A, Class B, and Class C; –33.17% for Class L, Class M, and Class X. Lipper Average Closest Month-End to Inception average annual total returns as of 12/31/08 are 6.27% for Class A, Class B, and Class C; –8.46% for Class L, Class M, and Class X.

Dryden Small Cap Value Fund	3

Your Fund’s Performance (continued)

Investors cannot invest directly in an index. The returns for the Russell 2000 Index and the Russell 2000 Value Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Russell 2000 Index, the Russell 2000 Value Index, and the Lipper Average are measured from the closest month-end to inception date, and not from the Fund’s actual inception date.

Five Largest Holdings expressed as a percentage of net assets as of 1/31/09
Westar Energy, Inc., Electric Utilities	1.0%
Magellan Health Services, Inc., Healthcare Providers & Services	0.9
ProAssurance Corp., Insurance	0.8
Cleco Corp., Electric Utilities	0.8
Southwest Gas Corp., Gas Utilities	0.8

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 1/31/09
Commercial Banks	12.9%
Insurance	9.0
Healthcare Providers & Services	4.6
Electric Utilities	4.6
Specialty Retail	3.5

Industry weightings reflect only long-term investments and are subject to change.

4	Visit our website at www.jennisondryden.com

Fees and Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2008, at the beginning of the period, and held through the six-month period ended January 31, 2009. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of JennisonDryden Funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and

Dryden Small Cap Value Fund	5

Fees and Expenses (continued)

expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Small Cap Value Fund		Beginning Account Value August 1, 2008	Ending Account Value January 31, 2009	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Class A	Actual	$1,000.00	$670.20	1.66%	$6.99
	Hypothetical	$1,000.00	$1,016.84	1.66%	$8.44

Class B	Actual	$1,000.00	$668.90	2.36%	$9.93
	Hypothetical	$1,000.00	$1,013.31	2.36%	$11.98

Class C	Actual	$1,000.00	$668.00	2.36%	$9.92
	Hypothetical	$1,000.00	$1,013.31	2.36%	$11.98

Class L	Actual	$1,000.00	$669.80	1.86%	$7.83
	Hypothetical	$1,000.00	$1,015.83	1.86%	$9.45

Class M	Actual	$1,000.00	$676.50	1.61%	$6.80
	Hypothetical	$1,000.00	$1,017.09	1.61%	$8.19

Class X	Actual	$1,000.00	$675.50	1.61%	$6.80
	Hypothetical	$1,000.00	$1,017.09	1.61%	$8.19

* Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2009, and divided by the 365 days in the Fund’s fiscal year ending July 31, 2009 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2009 (Unaudited)

Shares	Description	Value (Note 1)

LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS

Aerospace & Defense 0.5%
12,600	Ceradyne, Inc.*	$287,532
6,200	Ducommun, Inc.	117,428
8,800	Ladish Co., Inc.*	100,056

		505,016

Air Freight & Logistics 0.3%
11,200	Atlas Air Worldwide Holdings, Inc.*	162,512
13,900	Pacer International, Inc.	119,540

		282,052

Airlines 1.6%
21,600	Alaska Air Group, Inc.*(a)	569,376
38,700	Republic Airways Holdings, Inc.*	316,953
47,600	SkyWest, Inc.	744,940

		1,631,269

Auto Components 0.1%
9,900	Drew Industries, Inc.*	85,338

Beverages 0.1%
1,800	Coca-Cola Bottling Co. Consolidated	80,910

Biotechnology 0.2%
9,100	Emergent Biosolutions, Inc.*(a)	199,563

Building Products 1.8%
7,000	American Woodmark Corp.	105,350
4,000	Ameron International Corp.	199,400
12,700	Apogee Enterprises, Inc.	130,175
14,000	Gibraltar Industries, Inc.	143,220
9,800	Insteel Industries, Inc.	75,460
14,200	Lennox International, Inc.(a)	399,162
9,400	NCI Building Systems, Inc.*	108,946
17,100	Simpson Manufacturing Co., Inc.(a)	343,197
15,700	Universal Forest Products, Inc.	329,700

		1,834,610

See Notes to Financial Statements.

Dryden Small Cap Value Fund	7

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Capital Markets 0.5%
800	Cohen & Steers, Inc.	$8,640
2,900	GAMCO Investment, Inc. (Class A Stock)(a)	90,596
8,900	optionsXpress Holdings, Inc.	96,921
10,100	Raymond James Financial, Inc.(a)	186,951
10,400	SWS Group, Inc.	152,360

		535,468

Chemicals 2.8%
8,200	Cytec Industries, Inc.	167,608
11,600	Lubrizol Corp. (The)	395,792
29,700	Methanex Corp. (Canada)	230,769
38,200	Olin Corp.	536,710
17,500	OM Group, Inc.*	339,150
28,200	RPM International, Inc.	347,142
15,200	Schulman, (A.), Inc.	230,280
23,700	Valspar Corp. (The)	411,195
8,200	Westlake Chemical Corp.	112,094

		2,770,740

Commercial Banks 12.9%
3,200	BancFirst Corp.	113,984
11,000	Banco Latinoamericano de Exportaciones SA (Panama)	115,390
12,900	BancorpSouth, Inc.	243,810
7,400	Bank of the Ozarks, Inc.	167,906
19,000	Cathay General Bancorp(a)	241,300
12,800	Central Pacific Financial Corp.	86,144
24,700	Chemical Financial Corp.	563,160
16,600	City Holding Co.	426,786
28,300	Community Bank System, Inc.	507,985
7,500	Community Trust Bancorp, Inc.	209,775
21,100	CVB Financial Corp.(a)	189,689
15,500	First Communtiy Banshares, Inc.	266,755
25,600	First Financial Bancorp	207,872
25,500	First Merchants Corp.	399,840
18,200	First Midwest Bancorp, Inc.	182,000
33,800	FirstMerit Corp.	546,546
15,900	FNB Corp.(a)	125,769
1,816	Green Bankshares, Inc.(a)	17,960
5,700	IBERIABANK Corp.	241,623
21,000	Independent Bank Corp.	389,340

See Notes to Financial Statements.

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Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Commercial Banks (cont’d.)
38,440	International Bancshares Corp.	$700,377
26,900	MB Financial, Inc.	439,546
4,200	Nara Bancorp, Inc.	24,822
58,874	National Penn Bancshares, Inc.	569,900
25,900	NBT Bancorp, Inc.	591,556
44,300	Old National Bancorp(a)	563,939
44,000	Pacific Capital Bancorp	466,840
12,600	PacWest Bancorp(a)	213,066
5,500	Park National Corp.(a)	298,375
1,700	Renasant Corp.	20,587
6,900	Republic Bancorp, Inc. (Class A Stock)(a)	124,200
9,700	S&T Bancorp, Inc.(a)	246,671
4,200	Sandy Spring Bancorp, Inc.	59,304
2,000	SCBT Financial Corp.	53,720
19,400	Simmons First National Corp. (Class A Stock)	478,016
3,700	Suffolk Bancorp	112,887
56,050	Susquehanna Bancshares, Inc.	616,550
10,200	SVB Financial Group*(a)	211,854
3,000	Tompkins Trustco, Inc.(a)	150,450
20,100	Trustmark Corp.(a)	408,030
24,900	Umpqua Holdings Corp.(a)	244,020
15,900	United Bankshares, Inc.(a)	333,741
12,600	Wesbanco, Inc.	260,316
10,100	Westamerica Bancorp	431,573
11,500	Wintrust Financial Corp.	153,755

		13,017,729

Commercial Services & Supplies 2.6%
6,100	American Reprographics Co.*	37,088
10,400	ATC Technology Corp.*	135,720
38,800	Deluxe Corp.	447,364
14,300	Ennis, Inc.	160,017
9,100	G & K Services, Inc. (Class A Stock)	167,895
16,000	Herman Miller, Inc.	175,840
19,800	HNI Corp.(a)	261,558
8,900	Knoll, Inc.	60,698
6,300	M&F Worldwide Corp.*	66,780
20,200	McGrath RentCorp	423,594
7,800	Mobile Mini, Inc.*	98,592
38,500	Schawk, Inc.	313,390
9,300	United Stationers, Inc.*	260,493

		2,609,029

See Notes to Financial Statements.

Dryden Small Cap Value Fund	9

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Communications Equipment 1.3%
43,500	Arris Group, Inc.*	$309,720
22,200	Avocent Corp.*(a)	318,570
10,200	Black Box Corp.	222,666
35,200	Emulex Corp.*	200,992
24,100	Plantronics, Inc.(a)	244,615

		1,296,563

Computers & Peripherals 0.3%
20,200	Imation Corp.	196,748
15,500	Novatel Wireless, Inc.*	85,870

		282,618

Construction & Engineering 1.3%
18,500	EMCOR Group, Inc.*	380,915
13,200	Granite Construction, Inc.(a)	464,904
8,400	Layne Christensen Co.*	132,552
15,000	Perini Corp.*(a)	312,750

		1,291,121

Consumer Finance 0.7%
9,500	Cash America International, Inc.	173,660
15,600	Credit Acceptance Corp.*(a)	281,580
5,700	First Cash Financial Services, Inc.*	95,874
6,400	Nelnet, Inc. (Class A Stock)	88,448
5,300	World Acceptance Corp.*(a)	101,495

		741,057

Containers & Packaging 0.4%
8,100	Greif, Inc. (Class A Stock)	245,106
6,500	Rock-Tenn Co. (Class A Stock)	202,605

		447,711

Distributors 0.1%
5,500	Core-Mark Holding Co., Inc.*	100,870

Diversified Consumer Services 1.1%
13,600	Jackson Hewitt Tax Service, Inc.	180,064
11,300	Pre-Paid Legal Services, Inc.*(a)	379,906
31,400	Regis Corp.	353,250
6,500	Steiner Leisure Ltd.*(a)	162,045

		1,075,265

See Notes to Financial Statements.

10	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Diversified Financial Services 0.7%
27,400	Financial Federal Corp.	$595,128
5,900	Portfolio Recovery Associates, Inc.*(a)	139,181

		734,309

Diversified Telecommunication Services 1.0%
15,500	Atlantic Tele-Network, Inc.	333,250
36,500	Iowa Telecommunications Services, Inc.	469,025
21,100	Premiere Global Services, Inc.*	204,459

		1,006,734

Electric Utilities 4.6%
9,800	Allete, Inc.	304,780
36,400	Cleco Corp.	831,740
41,800	El Paso Electric Co.*	691,372
13,500	Empire District Electric Co. (The)	239,760
17,400	IDACORP, Inc.	506,514
3,800	MGE Energy, Inc.	121,790
22,700	Portland General Electric Co.	441,515
13,800	UniSource Energy Corp.	389,712
52,500	Westar Energy, Inc.	1,054,200

		4,581,383

Electrical Equipment 2.1%
8,400	Acuity Brands, Inc.	225,708
15,200	Belden, Inc.	198,512
20,100	Brady Corp. (Class A Stock)	420,492
12,400	Encore Wire Corp.(a)	204,724
16,600	Regal-Beloit Corp.	563,736
9,700	Smith (A.O.) Corp.	266,556
10,200	Thomas & Betts Corp.*	218,178

		2,097,906

Electronic Equipment & Instruments 2.7%
8,800	Avnet, Inc.*	174,416
47,000	Benchmark Electronics, Inc.*	551,780
17,300	Checkpoint Systems, Inc.*	154,835
66,800	CTS Corp.	343,352
10,900	Electro Rent Corp.	115,540
9,900	Littelfuse, Inc.*	151,470
20,200	Methode Electronics, Inc.	93,324

See Notes to Financial Statements.

Dryden Small Cap Value Fund	11

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Electronic Equipment & Instruments (cont’d.)
8,000	Multi-Fineline Electronix, Inc.*	$148,240
13,000	Newport Corp.*	69,550
11,500	Park Electrochemical Corp.	201,825
8,800	Plexus Corp.*	127,248
8,600	Rogers Corp.*	210,700
8,000	ScanSource, Inc.*	149,760
43,600	TTM Technologies, Inc.*(a)	262,908

		2,754,948

Energy Equipment & Services 1.6%
5,100	Basic Energy Services, Inc.*	48,960
16,300	Bristow Group, Inc.*(a)	394,297
11,000	GulfMark Offshore, Inc.*	263,340
9,500	Hornbeck Offshore Services, Inc.*	168,530
2,500	Lufkin Industries, Inc.	87,375
9,700	Oil States International, Inc.*	177,607
11,800	Superior Well Services, Inc.*	108,442
8,600	Tidewater, Inc.(a)	357,846

		1,606,397

Exchange Traded Fund 0.7%
17,400	iShares Russell 2000 Value Index Fund(a)	737,586

Food & Staples Retailing 2.0%
14,000	Casey’s General Stores, Inc.	297,500
20,200	Ingles Markets, Inc. (Class A Stock)	288,052
13,400	Nash-Finch Co.	576,602
11,100	Pantry, Inc. (The)*	184,593
26,900	Ruddick Corp.	646,945

		1,993,692

Food Products 1.0%
6,100	Cal-Maine Foods, Inc.(a)	165,188
21,000	Fresh del Monte Produce, Inc. (Cayman Islands)*	506,100
4,200	Lancaster Colony Corp.	152,922
3,300	Smucker, (J.M.) Co. (The)	148,995

		973,205

Gas Utilities 3.2%
4,600	AGL Resources, Inc.	141,818
16,700	Atmos Energy Corp.	409,985

See Notes to Financial Statements.

12	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Gas Utilities (cont’d.)
8,800	Energen Corp.	$257,048
13,300	Nicor, Inc.	454,993
5,200	Northwest Natural Gas Co.	223,288
15,200	ONEOK, Inc.	444,144
32,200	Southwest Gas Corp.	829,472
14,000	WGL Holdings, Inc.	449,400

		3,210,148

Healthcare Equipment & Supplies 1.1%
6,000	Hill-Rom Holdings, Inc.(a)	84,480
28,500	Invacare Corp.	543,210
9,100	Teleflex, Inc.	483,938

		1,111,628

Healthcare Providers & Services 4.6%
56,000	Alliance Imaging, Inc.*	496,160
15,500	AMERIGROUP Corp.*	433,535
13,000	AMN Healthcare Services, Inc.*	88,400
21,100	AmSurg Corp.*	413,349
34,200	Centene Corp.*	606,366
10,900	Cross Country Healthcare, Inc.*	81,641
28,900	HealthSouth Corp.*	287,266
19,200	HealthSpring, Inc.*	334,464
10,000	Healthways, Inc.*	138,200
10,900	inVentiv Health, Inc.*	103,986
27,800	Kindred Healthcare, Inc.*	377,246
24,000	Magellan Health Services, Inc.*(a)	869,280
8,500	MedCath Corp.*	53,465
3,600	Molina Healthcare, Inc.*	63,144
5,600	RehabCare Group, Inc.*	78,120
6,100	Res-Care, Inc.*	82,655
16,900	Universal American Corp.*	166,803

		4,674,080

Hotels, Restaurants & Leisure 2.1%
15,800	Bob Evans Farms, Inc.	277,448
6,600	California Pizza Kitchen, Inc.*	68,376
17,600	CEC Entertainment, Inc.*(a)	410,784
5,600	Cheesecake Factory, Inc. (The)*	48,608
23,800	Cracker Barrel Old Country Store, Inc.	418,166

See Notes to Financial Statements.

Dryden Small Cap Value Fund	13

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Hotels, Restaurants & Leisure (cont’d.)
10,700	Jack in the Box, Inc.*	$241,713
6,000	P.F. Chang’s China Bistro, Inc.*	106,380
5,800	Papa John’s International, Inc.*	110,258
13,800	Sonic Corp.*	134,412
8,400	Speedway Motorsports, Inc.	121,296
6,200	Vail Resorts, Inc.*(a)	144,584

		2,082,025

Household Durables 1.6%
42,700	American Greetings Corp. (Class A Stock)	185,318
16,200	Blyth, Inc.	55,242
15,600	CSS Industries, Inc.	236,652
27,900	Ethan Allen Interiors, Inc.(a)	317,781
13,800	Helen of Troy Ltd. (Bermuda)*	144,486
1,218	Jarden Corp.*	12,704
7,200	M.D.C. Holdings, Inc.	220,608
15,600	Meritage Homes Corp.*	171,912
1,000	National Presto Industries, Inc.	67,140
15,300	Ryland Group, Inc.(a)	238,680

		1,650,523

Industrial Conglomerates 0.7%
400	Seaboard Corp.	402,000
3,800	Standex International Corp.	58,330
11,700	Tredegar Corp.	193,050

		653,380

Insurance 9.0%
460	Alleghany Corp.*	125,318
5,700	American Physicians Capital, Inc.	242,364
14,394	Argo Group International Holdings Ltd. (Bermuda)*	447,797
32,300	Aspen Insurance Holdings Ltd. (Bermuda)	713,830
6,600	CNA Surety Corp.*(a)	109,230
35,700	Delphi Financial Group, Inc. (Class A Stock)	541,569
16,900	FBL Financial Group, Inc. (Class A Stock)	174,239
5,200	FPIC Insurance Group, Inc.*	202,436
6,500	Harleysville Group, Inc.	184,860
21,700	HCC Insurance Holdings, Inc.(a)	507,997
16,700	Horace Mann Educators Corp.	156,145
12,800	Infinity Property & Casualty Corp.	491,520

See Notes to Financial Statements.

14	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Insurance (cont’d.)
19,800	IPC Holdings Ltd. (Bermuda)	$508,068
21,500	Max Capital Group Ltd. (Bermuda)(a)	365,715
16,900	Odyssey Re Holdings Corp.	795,145
21,800	Platinum Underwriters Holdings Ltd. (Bermuda)(a)	606,258
17,900	ProAssurance Corp.*	845,954
8,300	Safety Insurance Group, Inc.	290,666
35,600	Selective Insurance Group(a)	546,460
12,400	State Auto Financial Corp.	274,040
4,100	United America Indemnity Ltd. (Class A Stock) (Cayman Islands)*	43,378
16,400	United Fire & Casualty Co.	328,820
7,900	Validus Holdings Ltd. (Bermuda)	180,278
15,400	Zenith National Insurance Corp.	431,816

		9,113,903

Internet & Catalog Retail 0.1%
8,400	NutriSystem, Inc.	108,276

Internet Software & Services 0.6%
7,200	EarthLink, Inc.*	54,216
4,200	j2 Global Communications, Inc.*	82,236
21,300	Moduslink Global Solutions, Inc.*	49,629
61,049	United Online, Inc.	373,620
9,400	ValueClick, Inc.*	58,750

		618,451

IT Services 2.0%
27,000	Acxiom Corp.	256,770
9,900	CACI International, Inc. (Class A Stock)*	446,985
13,800	CSG Systems International, Inc.*	200,100
23,500	Euronet Worldwide, Inc.*	236,175
59,800	Perot Systems Corp. (Class A Stock)*	776,802
6,900	TeleTech Holdings, Inc.*	55,821

		1,972,653

Leisure Equipment & Products 0.7%
14,600	JAKKS Pacific, Inc.*	267,764
12,900	Polaris Industries, Inc.	274,383
9,700	Pool Corp.(a)	153,745
9,700	RC2 Corp.*	56,357

		752,249

See Notes to Financial Statements.

Dryden Small Cap Value Fund	15

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Machinery 3.1%
17,800	Actuant Corp. (Class A Stock)	$293,344
15,700	Blount International, Inc.*	131,566
6,700	Cascade Corp.	153,363
5,900	CIRCOR International, Inc.	131,275
14,500	Columbus McKinnon Corp.*	184,440
15,000	Crane Co.	261,300
23,200	EnPro Industries, Inc.*(a)	424,560
8,700	Federal Signal Corp.	58,725
2,800	Harsco Corp.	66,416
29,600	Mueller Industries, Inc.	595,552
5,600	NACCO Industries, Inc. (Class A Stock)	179,144
24,800	Timken Co.	369,272
13,500	Watts Water Technologies, Inc. (Class A Stock)	300,780

		3,149,737

Marine 0.1%
2,900	International Shipholding Corp.	62,350
5,300	TBS International Ltd. (Class A Stock) (Bermuda)*	52,152

		114,502

Media 0.3%
9,400	Arbitron, Inc.	141,188
12,400	Scholastic Corp.	135,160

		276,348

Metals & Mining 1.5%
12,100	A.M. Castle & Co.	102,366
15,200	Brush Engineered Materials, Inc.*	190,912
22,300	Commercial Metals Co.(a)	256,450
7,800	Haynes International, Inc.*	142,506
9,900	Kaiser Aluminum Corp.	245,916
2,000	Olympic Steel, Inc.	31,740
15,000	RTI International Metals, Inc.*	199,650
29,200	Worthington Industries, Inc.	293,752

		1,463,292

Multi-Utilities 2.9%
39,000	Avista Corp.	742,560
26,900	Black Hills Corp.	712,850
10,600	CH Energy Group, Inc.	536,148

See Notes to Financial Statements.

16	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Multi-Utilities (cont’d.)
54,900	PNM Resources, Inc.	$551,196
14,500	Vectren Corp.	373,955

		2,916,709

Oil, Gas & Consumable Fuels 3.4%
15,400	Berry Petroleum Co. (Class A Stock)	113,344
10,000	Bill Barrett Corp.*	221,100
8,300	Comstock Resources, Inc.*	316,479
8,800	Forest Oil Corp.*	132,000
16,400	Frontier Oil Corp.	234,192
7,600	Frontline Ltd. (Bermuda)(a)	216,676
26,800	General Maritime Corp.	284,616
12,200	Holly Corp.	285,114
6,200	Knightsbridge Tankers Ltd. (Bermuda)(a)	93,620
4,200	Ship Finance International Ltd. (Bermuda)(a)	47,712
11,800	Southern Union Co.	152,102
11,700	St. Mary Land & Exploration Co.	226,395
14,200	Stone Energy Corp.*	121,836
19,500	Swift Energy Co.*(a)	298,740
11,600	W&T Offshore, Inc.(a)	145,812
5,900	Whiting Petroleum Corp.*	171,100
11,300	World Fuel Services Corp.	381,601

		3,442,439

Paper & Forest Products 0.6%
5,057	Clearwater Paper Corp.*	57,195
23,700	Schweitzer-Mauduit International, Inc.	507,180

		564,375

Personal Products 0.3%
15,200	NBTY, Inc.*	286,824
6,900	Prestige Brands Holdings, Inc.*	43,815

		330,639

Pharmaceuticals 0.6%
11,700	Medicis Pharmaceutical Corp. (Class A Stock)	162,981
32,600	Viropharma, Inc.*(a)	391,200

		554,181

See Notes to Financial Statements.

Dryden Small Cap Value Fund	17

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Professional Services 2.0%
4,200	Administaff, Inc.	$88,578
4,400	CRA International, Inc.*	92,444
4,000	First Advantage Corp. (Class A Stock)*	50,960
8,500	Heidrick & Struggles International, Inc.	129,200
12,800	Kelly Services, Inc. (Class A Stock)	115,968
15,400	Kforce, Inc.*	96,250
19,100	Korn/Ferry International*(a)	179,540
36,000	MPS Group, Inc.*	217,800
7,800	Navigant Consulting, Inc.*	111,774
25,000	School Specialty, Inc.*(a)	412,500
23,600	TrueBlue, Inc.*	200,600
7,000	Watson Wyatt Worldwide, Inc. (Class A Stock)	325,500

		2,021,114

Real Estate Investment Trusts 1.9%
3,100	Agree Realty Corp.	42,625
28,800	BioMed Realty Trust, Inc.	317,952
13,700	Entertainment Properties Trust	310,305
5,300	Getty Realty Corp.	109,922
15,200	LaSalle Hotel Properties(a)	126,616
2,600	Mid-America Apartment Communities, Inc.	76,804
4,400	National Health Investors, Inc.	114,620
7,600	Parkway Properties, Inc.	113,392
17,700	Potlatch Corp.(a)	445,863
4,800	PS Business Parks, Inc.	205,920
3,800	Sun Communities, Inc.	45,600

		1,909,619

Real Estate Management & Development 0.1%
4,800	Avatar Holdings, Inc.*(a)	124,560

Road & Rail 2.2%
5,000	AMERCO*	153,750
27,200	Arkansas Best Corp.	636,208
26,300	Marten Transport Ltd.*	464,458
16,400	Old Dominion Freight Line, Inc.*	411,312
36,900	Werner Enterprises, Inc.	553,500

		2,219,228

See Notes to Financial Statements.

18	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Semiconductors & Semiconductor Equipment 0.8%
10,800	Cymer, Inc.*(a)	$220,320
19,100	MKS Instruments, Inc.*	268,355
38,100	Omnivision Technologies, Inc.*	254,889
6,600	Standard Microsystems Corp.*	91,410

		834,974

Software 1.1%
23,300	Fair Isaac Corp.	295,910
10,400	i2 Technologies, Inc.*	64,896
9,300	Kenexa Corp.*	63,147
3,400	MicroStrategy, Inc. (Class A Stock)*	131,580
2,000	Net 1 UEPS Technologies, Inc. (South Africa)*	26,860
16,500	Sybase, Inc.*(a)	450,615
11,300	Take-Two Interactive Software, Inc.*	79,326

		1,112,334

Specialty Retail 3.5%
5,900	Aeropostale, Inc.*	124,549
17,300	Bebe Stores, Inc.	97,745
46,950	Brown Shoe Co., Inc.	220,195
19,600	Cato Corp. (The) (Class A Stock)	259,308
11,200	Charlotte Russe Holding, Inc.*	57,680
11,800	Children’s Place Retail Stores, Inc. (The)*(a)	221,958
26,200	Collective Brands, Inc.*(a)	279,554
8,600	Conn’s, Inc.*	104,576
19,000	Dress Barn, Inc.*(a)	163,780
4,300	DSW, Inc. (Class A Stock)*(a)	42,914
12,800	Genesco, Inc.*	197,120
5,300	Gymboree Corp.*(a)	129,850
9,000	Jos. A. Bank Clothiers, Inc.*(a)	247,140
18,300	Men’s Wearhouse, Inc. (The)(a)	213,195
6,550	Monro Muffler Brake, Inc.	158,969
47,200	Rent-A-Center, Inc.*	700,920
17,900	Stage Stores, Inc.	127,985
4,800	Tractor Supply Co.*	161,808

		3,509,246

Textiles, Apparel & Luxury Goods 2.1%
21,800	Carter’s, Inc.*	370,382
6,500	Columbia Sportswear Co.(a)	186,680

See Notes to Financial Statements.

Dryden Small Cap Value Fund	19

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

Shares	Description	Value (Note 1)

COMMON STOCKS (Continued)

Textiles, Apparel & Luxury Goods (cont’d.)
6,200	Fossil, Inc.*	$71,548
19,500	K-Swiss, Inc. (Class A Stock)	209,040
17,200	Kenneth Cole Productions, Inc. (Class A Stock)	109,908
9,000	Maidenform Brands, Inc.*(a)	80,550
18,300	Movado Group, Inc.	140,544
13,700	Skechers USA, Inc. (Class A Stock)*	136,452
10,600	Steven Madden Ltd.*	184,228
25,300	Timberland Co. (Class A Stock)*	278,047
7,600	UniFirst Corp.	199,424
5,500	Warnaco Group, Inc. (The)*	124,520

		2,091,323

Thrifts & Mortgage Finance 1.1%
1,800	Berkshire Hills Bancorp, Inc.	42,336
28,300	Dime Community Bancshares	284,415
10,900	First Financial Holdings, Inc.	165,026
25,000	Flushing Financial Corp.	198,000
25,500	Washington Federal, Inc.	313,140
4,700	WSFS Financial Corp.(a)	121,260

		1,124,177

Tobacco 0.2%
5,400	Universal Corp.(a)	165,132

Trading Companies & Distributors 0.7%
15,000	Applied Industrial Technologies, Inc.	236,850
12,400	Beacon Roofing Supply, Inc.*	157,852
12,000	Interline Brands, Inc.*	96,000
6,200	Rush Enterprises, Inc. (Class A Stock)*	56,420
1,100	Watsco, Inc.(a)	36,355
8,100	WESCO International, Inc.*	149,202

		732,679

Wireless Telecommunication Services 0.1%
12,200	USA Mobility, Inc.*	128,954

	Total long-term investments (cost $143,063,283)	100,005,967

See Notes to Financial Statements.

20	Visit our website at www.jennisondryden.com

Shares	Description	Value (Note 1)

SHORT-TERM INVESTMENT 18.0%

Affiliated Money Market Mutual Fund
18,166,425	Dryden Core Investment Fund - Taxable Money Market Series (cost $18,166,425; includes $16,974,224 of cash collateral for securities on loan)(b)(c)	$18,166,425

	Total Investments 117.3% (cost $161,229,708; Note 5)	118,172,392
	Liabilities in excess of other assets (17.3%)	(17,422,796)

	Net Assets 100%	$100,749,596

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities is $15,723,473; cash collateral of $16,974,224 (included with liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Portfolio, also serves as manager of the Dryden Core Investment Fund—Taxable Money Market Series.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

Dryden Small Cap Value Fund	21

Portfolio of Investments

as of January 31, 2009 (Unaudited) continued

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1—Quoted Prices	$118,172,392	—
Level 2—Other Significant Observable Inputs	—	—
Level 3—Significant Unobservable Inputs	—	—

Total	$118,172,392	—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of July 31, 2008 and January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as January 31, 2009 were as follows:

Affiliated Money Market Mutual Fund (16.8% represents investments purchased with collateral from securities on loan)	18.0%
Commercial Banks	12.9
Insurance	9.0
Healthcare Providers & Services	4.6
Electric Utilities	4.6
Specialty Retail	3.5
Oil, Gas & Consumable Fuels	3.4
Gas Utilities	3.2
Machinery	3.1
Multi-Utilities	2.9
Chemicals	2.8
Electronic Equipment & Instruments	2.7
Commercial Services & Supplies	2.6
Road & Rail	2.2
Electrical Equipment	2.1
Textiles, Apparel & Luxury Goods	2.1
Hotels, Restaurants & Leisure	2.1
Professional Services	2.0
Food & Staples Retailing	2.0
IT Services	2.0
Real Estate Investment Trusts	1.9
Building Products	1.8

See Notes to Financial Statements.

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Household Durables	1.6%
Airlines	1.6
Energy Equipment & Services	1.6
Metals & Mining	1.5
Communications Equipment	1.3
Construction & Engineering	1.3
Thrifts & Mortgage Finance	1.1
Software	1.1
Healthcare Equipment & Supplies	1.1
Diversified Consumer Services	1.1
Diversified Telecommunication Services	1.0
Food Products	1.0
Semiconductors & Semiconductor Equipment	0.8
Leisure Equipment & Products	0.7
Consumer Finance	0.7
Exchange Traded Funds	0.7
Diversified Financial Services	0.7
Trading Companies & Distributors	0.7
Industrial Conglomerates	0.7
Internet Software & Services	0.6
Paper & Forest Products	0.6
Pharmaceuticals	0.6
Capital Markets	0.5
Aerospace & Defense	0.5
Containers & Packaging	0.4
Personal Products	0.3
Computers & Peripherals	0.3
Air Freight & Logistics	0.3
Media	0.3
Biotechnology	0.2
Tobacco	0.2
Wireless Telecommunication Services	0.1
Real Estate Management & Development	0.1
Marine	0.1
Internet & Catalog Retail	0.1
Distributors	0.1
Auto Components	0.1
Beverages	0.1

117.3
Liabilities in excess of other assets	(17.3)

100.0%

See Notes to Financial Statements.

Dryden Small Cap Value Fund	23

Statement of Assets and Liabilities

January 31, 2009 (Unaudited)

Assets
Investments at value, including securities on loan of $15,723,473:
Unaffiliated Investments (cost $143,063,283)	$100,005,967
Affiliated Investments (cost $18,166,425)	18,166,425
Dividends and interest receivable	202,463
Receivable for Fund shares sold	167,148
Prepaid expenses	1,732

Total assets	118,543,735

Liabilities
Payable to broker for collateral for securities on loan	16,974,224
Payable for Fund shares reacquired	268,846
Accrued expenses and other liabilities	215,426
Payable to custodian	181,079
Management fee payable	65,314
Distribution fee payable	49,349
Affiliated transfer agent fee payable	33,808
Deferred trustees’ fees	6,093

Total liabilities	17,794,139

Net Assets	$100,749,596

Net assets were comprised of:
Shares of beneficial interest, at par	$13,066
Paid-in capital, in excess of par	166,469,486

166,482,552
Undistributed net investment income	198,481
Accumulated net realized loss on investments	(22,874,121)
Net unrealized depreciation on investments	(43,057,316)

Net assets, January 31, 2009	$100,749,596

See Notes to Financial Statements.

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Class A
Net assets	$43,994,944
Shares of beneficial interest issued and outstanding	5,442,596
Net asset value and redemption price per share	$8.08
Maximum sales charge (5.50% of offering price)	.47

Maximum offering price to public	$8.55

Class B
Net assets	$8,004,912
Shares of beneficial interest issued and outstanding	1,086,814
Net asset value, offering price and redemption price per share	$7.37

Class C
Net assets	$29,294,541
Shares of beneficial interest issued and outstanding	3,978,707
Net asset value, offering price and redemption price per share	$7.36

Class L
Net assets	$6,470,529
Shares of beneficial interest issued and outstanding	801,777
Net asset value and redemption price per share	$8.07
Maximum sales charge (5.75% of offering price)	.49

Maximum offering price to public	$8.56

Class M
Net assets	$8,588,203
Shares of beneficial interest issued and outstanding	1,163,122
Net asset value, offering price and redemption price per share	$7.38

Class X
Net assets	$4,396,467
Shares of beneficial interest issued and outstanding	592,906
Net asset value, offering price and redemption price per share	$7.42

See Notes to Financial Statements.

Dryden Small Cap Value Fund	25

Statement of Operations

Six Months Ended January 31, 2009 (Unaudited)

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes $691)	$1,741,887
Affiliated income from securities lending, net	278,971
Miscellaneous income	34,650
Affiliated dividend income	13,768

2,069,276

Expenses
Management fee	471,905
Distribution fee—Class A	82,869
Distribution fee—Class B	55,618
Distribution fee—Class C	198,267
Distribution fee—Class L	22,833
Distribution fee—Class M	16,430
Distribution fee—Class X	8,161
Transfer agent’s fees and expenses (including affiliated expense of $56,100)	288,000
Custodian’s fees and expenses	42,000
Reports to shareholders	36,000
Registration fees	33,000
Audit fee	15,000
Legal fees and expenses	9,000
Trustees’ fees	7,000
Insurance expense	1,000
Miscellaneous	12,013

Total expenses	1,299,096

Net investment income	770,180

Net Realized And Unrealized Gain (Loss) On Investments
Net realized loss on investment transactions	(22,673,997)
Net change in unrealized depreciation on investments	(30,884,399)

Net loss on investments	(53,558,396)

Net Decrease In Net Assets Resulting From Operations	$(52,788,216)

See Notes to Financial Statements.

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Statement of Changes in Net Assets

(Unaudited)

	Six Months Ended January 31, 2009	Year Ended July 31, 2008
Increase (Decrease) In Net Assets
Operations
Net investment income	$770,180	$1,767,972
Net realized loss on investment transactions	(22,673,997)	(65,979)
Net change in unrealized appreciation (depreciation) on investments	(30,884,399)	(30,563,343)

Net decrease in net assets resulting from operations	(52,788,216)	(28,861,350)

Dividends and Distributions (Note 1)
Distributions from net investment income
Class A	(865,788)	(908,649)
Class B	(111,414)	(76,587)
Class C	(395,418)	(259,953)
Class L	(120,436)	(129,605)
Class M	(229,175)	(246,738)
Class X	(103,699)	(75,668)

	(1,825,930)	(1,697,200)

Distributions from net realized gains
Class A	(35,008)	(16,868,537)
Class B	(7,756)	(4,634,562)
Class C	(27,527)	(15,730,713)
Class L	(5,617)	(3,136,008)
Class M	(8,598)	(6,797,511)
Class X	(4,315)	(2,380,059)

	(88,821)	(49,547,390)

Capital Contributions
Class M	10,141	47,505
Class X	7,912	6,901

	18,053	54,406

Fund share transactions (Net of share conversions) (Note 6)
Proceeds from shares sold	7,342,154	28,251,848
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	1,648,647	41,892,510
Cost of shares reacquired	(20,958,985)	(108,985,344)

Net decrease in net assets from Fund share transactions	(11,968,184)	(38,840,986)

Total decrease	(66,653,098)	(118,892,520)

Net Assets
Beginning of period	167,402,694	286,295,214

End of period(a)	$100,749,596	$167,402,694

(a) Includes undistributed net income of:	$198,481	$1,254,231

See Notes to Financial Statements.

Dryden Small Cap Value Fund	27

Notes to Financial Statements

(Unaudited)

Strategic Partners Style Specific Funds (the “Trust”), is an open-end management investment company, which was established as a Delaware business trust on July 8, 1999. The Trust consists of two separate funds: Dryden Small Cap Value Fund (“Small Cap Value”) and Jennison Conservative Growth Fund. These financial statements relate to Small Cap Value (the “Fund”). The financial statements of the other fund are not represented herein.

The Fund’s investment objective is above average capital appreciation through investment in small company common stocks that, in the investment subadviser’s opinion, are undervalued or overlooked in the marketplace.

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Trust and the Fund in the preparation of their financial statements.

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s); to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the

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size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than 60 days are valued at current market quotations.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the fiscal year, the Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities held at the end of the fiscal year. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of portfolio securities sold during the fiscal year. Accordingly, realized foreign currency gains or losses are included in the reported net realized gains or losses on investment transactions.

Net realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the holding of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign

Dryden Small Cap Value Fund	29

Notes to Financial Statements

(Unaudited) continued

withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains or losses from valuing foreign currency denominated assets and liabilities (other than investments) at year-end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Securities Lending: The Fund may lend its portfolio securities to broker-dealers. The loans are secured by collateral at least equal at all times to the market value of the securities loaned. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the lender securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities using the collateral in the open market. The Fund recognizes income, net of any rebate and securities lending agent fees, for ending its securities in the form of fees or interest on the investment of any cash received as collateral. The Fund also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain or loss in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized and unrealized gains and losses from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day.

Dividends and Distributions: The Fund expects to pay dividends of net investment income and distributions of net realized capital gain, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal

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income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income, accumulated net realized gain or loss and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Fund in the Trust is treated as a separate tax-paying entity. It is each Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required.

Withholding taxes on foreign interest and dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. PI pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to PI accrued daily and payable monthly, at an annual rate .70 of 1% of the Fund’s average daily net assets. The effective management fee rate was .70 of 1% for the period ended January 31, 2009.

For the period through November 30, 2008, PI has voluntarily agreed to reimburse the Fund in order to limit the operating expenses (excluding interest, taxes and extraordinary expenses) to 1.95%, 2.70%, 2.70%, 2.20%, 2.70% and 2.70% of the average daily net assets for Class A, B, C, L, M and X, respectively.

Dryden Small Cap Value Fund	31

Notes to Financial Statements

(Unaudited) continued

The Fund has distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C, Class L, Class M and Class X shares of the Fund. The Fund compensates PIMS for distributing and services the Fund’s Class A, Class B, Class C, Class L, Class M and Class X shares, pursuant to plans of distribution (the “Class A, B, C, L, M and X Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly.

Pursuant to Distribution Plans, the Fund compensates PIMS for distribution related activities at an annual rate of up to .30 of 1%, 1%, 1%, .50 of 1%, 1% and 1% of the average daily net assets of the Class A, B, C, L, M and X shares, respectively.

Management determined that Class M and X shareholders had been charged sales charges in excess of regulatory limits. The manager has agreed to pay for the overcharge. This amount is reflected in the Statement of Changes and Financial Highlights as a contribution to capital. The impact of this matter has been reflected in the Financial Highlights for the year ended July 31, 2007.

PIMS has advised the Fund that it has received approximately $16,500 in front-end sales charges resulting from sales of Class A shares, during the period ended January 31, 2009. From these fees, PIMS paid such sales charges to affiliated brokerdealers, which in turn paid commissions to sales persons and incurred other distribution costs.

PIMS has advised the Fund that for the period ended January 31, 2009, it received approximately $10, $10,300, $2,000, $8,300 and $2,200 in contingent deferred sales charges imposed upon redemptions by certain Certain A, Class B, Class C, Class M and Class X shareholders, respectively.

PI and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

The Fund, along with other affiliated registered investment companies (the “Companies”), are a party to a Syndicated Credit Agreement (“SCA”) with two banks. The SCA provides for a commitment of $500 million. Interest on any borrowings under the SCA would be incurred at market rates and a commitment fee for the

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unused amount is accrued daily and paid quarterly. Effective October 24, 2008, the Companies renewed the SCA with the banks. The commitment under the renewed SCA continues to be $500 million. The Companies pay a commitment fee of .13 of 1% of the unused portion of the renewed SCA. The expiration date of the renewed SCA will be October 23, 2009. For the period from October 26, 2007 through October 23, 2008, the Companies paid a commitment fee of .06 of 1% of the unused portion of the agreement. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions.

During the six months ended January 31, 2009, the Fund did not utilize the line of credit.

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Funds’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out of pocket expenses paid to non-affiliates, where applicable.

The Fund pays networking fees to affiliated and unaffiliated broker/dealers including fees relating to the services of Wachovia Securities, LLC (“Wachovia”) and First Clearing, LLC (“First Clearing”), affiliates of PI. These networking fees are payments made to broker/dealers that clear mutual fund transactions through a national clearing system. For the period ended January 31, 2009, the Fund incurred approximately $67,100 in total networking fees of which $800 and $13,000 was paid to Wachovia and First Clearing, respectively. These amounts are included in transfer agent’s fees and expenses in the Statement of Operations.

Prudential Investment Management, Inc., (“PIM”), an indirect, wholly-owned subsidiary of Prudential, is the Fund’s security lending agent. For the period ended January 31, 2009, PIM has been compensated approximately $119,500 for these services.

The Fund invests in the Taxable Money Market Series (the “Series”) pursuant to an exemptive order received from the Securities and Exchange Commission. Taxable Money Market Series is a mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI. Earnings for the Series are disclosed on the Statement of Operations as affiliated dividends.

Dryden Small Cap Value Fund	33

Notes to Financial Statements

(Unaudited) continued

Note 4. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the period ended January 31, 2009 aggregated $30,512,824 and $135,816,632 respectively.

Note 5. Distributions and Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis	Appreciation	Depreciation	Unrealized Depreciation
$162,033,320	$3,270,783	$47,131,711	$(43,860,928)

The difference between book basis and tax basis were primarily attributable to deferred losses on wash sales and investments in real estate investment trusts.

In addition, the Fund has elected to treat post-October capital losses of approximately $38,700 incurred between November 1, 2007 and July 31, 2008 as having been incurred in the next fiscal year.

Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2009, no provisions for income tax would be required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statuses of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

Class A shares are sold with a front-end sales charge of up to 5.50%. Approximately seven years after purchase, Class B shares will automatically convert to Class A shares on a quarterly basis. Class X shares automatically convert to Class A shares on a quarterly basis approximately ten years after purchase. Class C shares purchased are charged a CDSC a 1% for shares sold within 12 months from the date of purchase. Class L shares are subject to a maximum front-end sales charge 5.75%. Class L shares are closed to most new purchases (with the exception of reinvested dividends and

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purchases by certain college savings plans). Class M and Class X shares are not subject to a front end sales charge. Class L, Class M, and Class X are only exchangeable with Class L, Class M, and Class X, respectively, offered by the other Strategic Partners Funds and JennisonDryden Funds. Under certain circumstances, Class A and Class L may be subject to a contingent deferred sales charge (CDSD) of 1%. Class B, Class C, Class M, and Class X shares are subject to a maximum CDSC of 5%, 1%, 6%, and 6%, respectively. The Trust has authorized an unlimited number of beneficial interest at $.001 par value per share.

Transactions in shares of beneficial interest during the period ended January 31, 2009 were as follows:

Fund	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	504,098	93,564	(954,390)	444,215	87,487
Class B	50,915	14,807	(126,391)	(113,016)	(173,685)
Class C	118,219	43,310	(592,101)	—	(430,572)
Class L	2,613	14,971	(167,124)	—	(149,540)
Class M	32,911	29,521	(221,379)	(267,717)	(426,664)
Class X	16,061	14,312	(96,714)	(106,179)	(172,520)

Fund	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$5,260,413	$765,358	$(9,782,337)	$4,494,411	$737,845
Class B	488,394	110,463	(1,163,271)	(1,078,218)	(1,642,632)
Class C	1,157,228	323,093	(5,375,516)	—	(3,895,195)
Class L	27,274	122,310	(1,676,711)	—	(1,527,127)
Class M	277,677	220,228	(2,099,100)	(2,424,154)	(4,025,349)
Class X	131,168	107,195	(862,050)	(992,039)	(1,615,726)

Dryden Small Cap Value Fund	35

Notes to Financial Statements

(Unaudited) continued

Transactions in shares of beneficial interest during the year ended July 31, 2008 were as follows:

Class	Shares Sold	Shares Issued in Reinvestment of Dividends and Distributions	Shares Reacquired	Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Shares Outstanding
Class A	1,274,753	1,095,487	(3,528,430)	912,790	(245,400)
Class B	77,862	377,237	(457,744)	(320,322)	(322,967)
Class C	691,596	998,378	(2,720,032)	—	(1,030,058)
Class L	3,506	247,085	(364,440)	—	(113,849)
Class M	19,764	547,791	(783,832)	(674,106)	(890,383)
Class X	10,903	204,681	(249,429)	(5,362)	(39,207)

Class	Net Proceeds from Shares Sold	Net Asset Value of Shares Issued in Reinvestment of Dividends and Distributions	Cost of Shares Reacquired	Net Asset Value of Shares Issued/ Reacquired upon Conversion from Class B, Class M, Class X to Class A	Net Increase (Decrease) in Net Assets from Fund Share Outstanding
Class A	$17,813,327	$13,978,552	$(49,386,295)	$12,397,400	$(5,197,016)
Class B	1,008,867	4,390,990	(5,891,443)	(3,911,545)	(4,403,131)
Class C	8,988,427	11,621,127	(35,219,102)	—	(14,609,548)
Class L	48,999	3,147,867	(5,094,021)	—	(1,897,155)
Class M	255,483	6,365,349	(10,151,827)	(8,424,496)	(11,955,491)
Class X	136,745	2,388,625	(3,242,656)	(61,359)	(778,645)

Note 7. New Accounting Pronouncements

In March 2008, Financial Accounting Standard Board (FASB) released “Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value

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amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The application of FAS 161 is required for any reporting period beginning after November 15, 2008. At this time, management is evaluating the implications of FAS 161 and its impact on the financial statements has not yet been determined.

Dryden Small Cap Value Fund	37

Financial Highlights

(Unaudited)

	Class A
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.31

Income (loss) from investment operations:
Net investment income	.07
Net realized and unrealized gain (loss) on investments	(4.12)

Total from investment operations	(4.05)

Less Dividends and Distributions:
Dividends from net investment income	(.17)
Distributions from net realized gains on investments	(.01)

Total dividends and distributions	(.18)

Net asset value, end of period	$8.08

Total Return(a)	(32.98)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$43,995
Average net assets (000)	$54,796
Ratios to average net assets(d):
Expenses, including distribution and service (12b-1) fees(c)	1.66	%(e)
Expenses, excluding distribution and service (12b-1) fees	1.36	%(e)
Net investment income	1.41	%(e)
For Class A, B, C, L, M, and X shares:
Portfolio turnover rate	22	%(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(b)	Calculations are based on average shares outstanding during the period.
(c)	The distributor of the Fund has contractually agreed to limit its distribution and service (12b-1) fees to .25 of 1% of the average daily assets of the Class A shares until November 30, 2007.
(d)	Does not include expenses of the underlying portfolios in which the Fund invests.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

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Class A
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004(b)

$17.66	$17.30	$19.81	$15.68	$12.19

.16	.16	.09	.02	.02
(2.04)	1.11	.40	4.66	3.47

(1.88)	1.27	.49	4.68	3.49

(.18)	—	—	—	—
(3.29)	(.91)	(3.00)	(.55)	—

(3.47)	(.91)	(3.00)	(.55)	—

$12.31	$17.66	$17.30	$19.81	$15.68

(11.38)%	7.15%	3.18%	30.31%	28.63%

$65,910	$98,930	$106,369	$56,289	$23,589
$79,838	$109,338	$86,627	$33,464	$14,764

1.40%	1.33%	1.28%	1.45%	1.58%
1.12%	1.08%	1.03%	1.20%	1.33%
1.12%	.89%	.49%	.13%	.12%

19%	63%	93%	106%	69%

See Notes to Financial Statements.

Dryden Small Cap Value Fund	39

Financial Highlights

(Unaudited) continued

	Class B
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.17

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investments	(3.72)

Total from investment operations	(3.69)

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains on investments	(.01)

Total dividends and distributions	(.11)

Net asset value, end of period	$7.37

Total Return(a)	(33.11)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,005
Average net assets (000)	$11,033
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.36	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.36	%(d)
Net investment income (loss)	.72	%(d)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

40	Visit our website at www.jennisondryden.com

Class B
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004(b)

$16.35	$16.18	$18.86	$15.06	$11.79

.05	.02	(.04)	(.10)	(.09)
(1.89)	1.06	.36	4.45	3.36

(1.84)	1.08	.32	4.35	3.27

(.05)	—	—	—	—
(3.29)	(.91)	(3.00)	(.55)	—

(3.34)	(.91)	(3.00)	(.55)	—

$11.17	$16.35	$16.18	$18.86	$15.06

(12.08)%	6.38%	2.41%	29.35%	27.74%

$14,080	$25,884	$31,586	$29,282	$21,341
$19,290	$30,843	$31,665	$24,672	$19,998

2.12%	2.08%	2.03%	2.20%	2.33%
1.12%	1.08%	1.03%	1.20%	1.33%
.41%	.13%	(.23)%	(.61)%	(.65)%

See Notes to Financial Statements.

Dryden Small Cap Value Fund	41

Financial Highlights

(Unaudited) continued

	Class C
	Six Months Ended January 31, 2009(b)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.17

Income (loss) from investment operations:
Net investment income (loss)	.03
Net realized and unrealized gain (loss) on investments	(3.73)

Total from investment operations	(3.70)

Less Dividends and Distributions:
Dividends from net investment income	(.10)
Distributions from net realized gains on investments	(.01)

Total dividends and distributions	(.11)

Net asset value, end of period	$7.36

Total Return(a)	(33.20)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$29,295
Average net assets (000)	$39,330
Ratios to average net assets(c):
Expenses, including distribution and service (12b-1) fees	2.36	%(d)
Expenses, excluding distribution and service (12b-1) fees	1.36	%(d)
Net investment income (loss)	.71	%(d)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(b)	Calculations are based on average shares outstanding during the period.
(c)	Does not include expenses of the underlying portfolios in which the Fund invests.
(d)	Annualized.

See Notes to Financial Statements.

42	Visit our website at www.jennisondryden.com

Class C
Year Ended July 31,
2008(b)	2007(b)	2006(b)	2005(b)	2004(b)

$16.35	$16.18	$18.86	$15.06	$11.79

.05	.02	(.04)	(.10)	(.09)
(1.89)	1.06	.36	4.45	3.36

(1.84)	1.08	.32	4.35	3.27

(.05)	—	—	—	—
(3.29)	(.91)	(3.00)	(.55)	—

(3.34)	(.91)	(3.00)	(.55)	—

$11.17	$16.35	$16.18	$18.86	$15.06

(12.08)%	6.38%	2.41%	29.35%	27.74%

$49,257	$88,920	$99,521	$39,291	$19,793
$65,961	$100,455	$89,474	$25,905	$19,308

2.12%	2.08%	2.03%	2.20%	2.33%
1.12%	1.08%	1.03%	1.20%	1.33%
.40%	.14%	(.24)%	(.62)%	(.67)%

See Notes to Financial Statements.

Dryden Small Cap Value Fund	43

Financial Highlights

(Unaudited) continued

	Class L
	Six Months Ended January 31, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.27

Income (loss) from investment operations:
Net investment income	.06
Net realized and unrealized gain (loss) on investments	(4.11)

Total from investment operations	(4.05)

Less Dividends and Distributions:
Dividends from net investment income	(.14)
Distributions from net realized gains on investments	(.01)

Total dividends and distributions	(.15)

Net asset value, end of period	$8.07

Total Return(b)	(33.02)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$6,471
Average net assets (000)	$9,059
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.86	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.36	%(c)
Net investment income	1.21	%(c)

(a)	Commencement of offering.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.

See Notes to Financial Statements.

44	Visit our website at www.jennisondryden.com

Class L
Year Ended July 31,		August 22, 2005(a) through July 31, 2006(d)
2008(d)	2007(d)

$17.61	$17.28	$19.25

.13	.11	.05
(2.04)	1.13	.98

(1.91)	1.24	1.03

(.14)	—	—
(3.29)	(.91)	(3.00)

(3.43)	(.91)	(3.00)

$12.27	$17.61	$17.28

(11.61)%	6.92%	6.06%

$11,669	$18,753	$25,167
$14,718	$23,211	$28,735

1.62%	1.58%	1.53	%(c)
1.12%	1.08%	1.03	%(c)
.90%	.62%	.29	%(c)

See Notes to Financial Statements.

Dryden Small Cap Value Fund	45

Financial Highlights

(Unaudited) continued

	Class M
	Six Months Ended January 31, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.24

Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investments	(3.75)

Total from investment operations	(3.68)

Less Dividends and Distributions:
Dividends from net investment income	(.18)
Distributions from net realized gains on investments	(.01)

Total dividends and distributions	(.19)

Capital Contributions	.01

Net asset value, end of period	$7.38

Total Return(b)	(32.71)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$8,588
Average net assets (000)	$13,037
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.61	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.36	%(c)
Net investment income (loss)	1.47	%(c)

(a)	Commencement of offering.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of the regulatory limit.

See Notes to Financial Statements.

46	Visit our website at www.jennisondryden.com

Class M
Year Ended July 31,		August 22, 2005(a) through July 31, 2006(d)
2008(d)	2007(d)(f)

$16.37	$16.18	$18.32

.14	.06	(.03)
(1.88)	1.05	.89

(1.74)	1.11	.86

(.12)	—	—
(3.29)	(.94)	(3.00)

(3.41)	(.94)	(3.00)

.02	.02	—

$11.24	$16.37	$16.18

(11.22)%	6.73%	5.39%

$17,866	$40,602	$63,132
$27,565	$54,949	$73,499

1.45%	1.85%	2.03	%(c)
1.12%	1.08%	1.03	%(c)
1.07%	.34%	(.21	)%(c)

See Notes to Financial Statements.

Dryden Small Cap Value Fund	47

Financial Highlights

(Unaudited) continued

	Class X
	Six Months Ended January 31, 2009(d)
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$11.26

Income (loss) from investment operations:
Net investment income (loss)	.07
Net realized and unrealized gain (loss) on investments	(3.75)

Total from investment operations	(3.68)

Less Dividends and Distributions:
Dividends from net investment income	(.16)
Distributions from net realized gains on investments	(.01)

Total dividends and distributions	(.17)

Capital Contributions	.01

Net asset value, end of period	$7.42

Total Return(b)	(32.63)%
Ratios/Supplemental Data:
Net assets, end of period (000)	$4,396
Average net assets (000)	$6,476
Ratios to average net assets(e):
Expenses, including distribution and service (12b-1) fees	1.61	%(c)
Expenses, excluding distribution and service (12b-1) fees	1.36	%(c)
Net investment income (loss)	1.47	%(c)

(a)	Commencement of offering.
(b)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of shares on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns for periods less than one full year are not annualized. Total investment return may reflect adjustments to conform with generally accepted accounting principles.
(c)	Annualized.
(d)	Calculations are based on average shares outstanding during the period.
(e)	Does not include expenses of the underlying portfolios in which the Fund invests.
(f)	Certain information has been adjusted to reflect a manager payment for sales charges incurred by shareholders in excess of the regulatory limit.

See Notes to Financial Statements.

48	Visit our website at www.jennisondryden.com

Class X
Year Ended July 31,		August 22, 2005(a) through July 31, 2006(d)
2008(d)	2007(d)(f)

$16.41	$16.19	$18.32

.13	.10	(.03)
(1.90)	1.08	.90

(1.77)	1.18	.87

(.10)	—	—
(3.29)	(.98)	(3.00)

(3.39)	(.98)	(3.00)

.01	.02	—

$11.26	$16.41	$16.19

(11.45)%	7.15%	5.43%

$8,620	$13,206	$17,639
$10,611	$15,864	$22,439

1.55%	1.62%	2.03	%(c)
1.12%	1.08%	1.03	%(c)
.97%	.59%	(.20	)%(c)

See Notes to Financial Statements.

Dryden Small Cap Value Fund	49

■ MAIL	■ TELEPHONE	■ WEBSITE
Gateway Center Three 100 Mulberry Street Newark, NJ 07102	(800) 225-1852	www.jennisondryden.com

PROXY VOTING
The Board of Trustees of the Funds has delegated to the Funds’ investment subadvisers responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Funds. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Funds’ website and on the Commission’s website.

TRUSTEES
Kevin J. Bannon • Linda W. Bynoe • David E.A. Carson • Robert F. Gunia • Michael S. Hyland • Robert E. La Blanc • Douglas H. McCorkindale • Stephen P. Munn • Richard A. Redeker • Judy A. Rice • Robin B. Smith • Stephen G. Stoneburn

OFFICERS
Judy A. Rice, President • Robert F. Gunia, Vice President • Grace C. Torres, Treasurer and Principal Financial and Accounting Officer • Kathryn L. Quirk, Chief Legal Officer • Deborah A. Docs, Secretary • Timothy J. Knierim, Chief Compliance Officer • Valerie M. Simpson, Deputy Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Noreen M. Fierro, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • John P. Schwartz, Assistant Secretary • Andrew R. French, Assistant Secretary • M. Sadiq Peshimam, Assistant Treasurer • Peter Parrella, Assistant Treasurer

MANAGER	Prudential Investments LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	Gateway Center Three 100 Mulberry Street Newark, NJ 07102

CUSTODIAN	PFPC Trust Company	400 Bellevue Parkway Wilmington, DE 19809

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Funds carefully before investing. The prospectus for the Funds contains this and other information about the Funds. An investor may obtain a prospectus by visiting our website at www.jennisondryden.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents on-line, go to www.prudential.com/myaccess and enroll. Instead of receiving printed documents by mail, you will receive notification via e-mail when new materials are available. You can cancel your enrollment or change your e-mail address at any time by clicking on the view/change option at the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Dryden Small Cap Value Fund, Prudential Investments, Attn: Board of Trustees, 100 Mulberry Street, Gateway Center Three, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to that Trustee at the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
Each Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Funds’ schedule of portfolio holdings is also available on the Funds’ website as of the end of each fiscal quarter.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Dryden Small Cap Value Fund
Share Class	A	B	C	L	M	X
NASDAQ	PZVAX	PZVBX	PZVCX	N/A	N/A	N/A
CUSIP	862934874	862934866	862934858	862934775	862934767	862934759

MF504E2    IFS-A163011    Ed. 03/2009

Item 2 – Code of Ethics – Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3) Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Strategic Partners Style Specific Funds

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date	March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date	March 31, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date	March 31, 2009

*	Print the name and title of each signing officer under his or her signature.